                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: _______________

     This Amendment (Check only one.): [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Cincinnati Insurance Company
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Martin F. Hollenbeck
Title: Chief Investment Officer
Phone: (513) 870-2000

Signature, Place and Date of Signing:


/s/ Martin F. Hollenbeck                Fairfield, Ohio   November 3, 2009
-------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                 1
Form 13F Information Table Entry Total           62
Form 13F Information Table Value Total    1,713,318
                                         (thousands)

List of Other Included Managers

No.   File No.    Name
---   ---------   ----
01    028-10798   Cincinnati Financial Corporation


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

                                     COLUMN 2      COLUMN 3   COLUMN 4     COLUMN 5
             ISSUER               TITLE OF CLASS    CUSIP    FMV (000)  SHARES/PRINCIPAL  SH/PRN
             ------              ---------------  ---------  ---------  ----------------  ------
3M COMPANY                       COMMON           88579Y101     29,409           398,500  SH
ABBOTT LABORATORIES              COMMON           002824100     57,247         1,157,200  SH
AGL RESOURCES                    COMMON           001204106     26,110           740,300  SH
ALLIANCEBERNSTEIN                COMMON           01881G106     55,886         2,048,600  SH
ALLIED WASTE INDUSTRIES INC      CONVERTIBLE DEB  019589AD2      5,018         5,050,000  PRN
ASPEN INSURANCE                  CONVERTIBLE PFD  G05384113      8,120           160,000  SH
AT&T INC                         COMMON           00206R102     25,470           943,000  SH
AUTOMATIC DATA PROCESSING        COMMON           053015103      5,895           150,000  SH
BAXTER INTL INC                  COMMON           071813109     50,739           890,000  SH
BEST BUY CO INC                  COMMON           086516101     16,696           445,000  SH
BLACKROCK INC                    COMMON           09247X101     15,351            70,800  SH
BOSTON PROPERTIES INC            CONVERTIBLE DEB  10112RAK0      6,008         6,250,000  PRN
CHEVRON CORPORATION              COMMON           166764100     69,613           988,400  SH
CLOROX COMPANY                   COMMON           189054109     18,987           322,792  SH
COLGATE-PALMOLIVE CORP           COMMON           194162103      7,628           100,000  SH
CONOCOPHILLIPS                   COMMON           20825C104     15,806           350,000  SH
DOVER CORP                       COMMON           260003108     16,763           432,480  SH
DUKE ENERGY CORP                 COMMON           26441C105     30,627         1,945,800  SH
EMERSON ELECTRIC                 COMMON           291011104     28,890           720,800  SH
EQT CORPORATION                  COMMON           26884L109     25,560           600,000  SH
EQUITY RESIDENTIAL               CONVERTIBLE DEB  26884AAV5      4,755         4,800,000  PRN
EXXON MOBIL CORPORATION          COMMON           30231G102    102,641         1,496,000  SH
FERRO CORPORATION CV DEB         CONVERTIBLE DEB  315405AL4      4,646         5,250,000  PRN
GENUINE PARTS CO                 COMMON           372460105     43,655         1,147,000  SH
HONEYWELL INT L INC              COMMON           438516106     10,959           295,000  SH
HUNTINGTON BANCSHARES INC        CONVERTIBLE PFD  446150401      8,486             9,754  SH
IBM CORP                         COMMON           459200101     30,501           255,000  SH
ILLINOIS TOOL WORKS              COMMON           452308109     21,910           513,000  SH
JOHNSON & JOHNSON                COMMON           478160104     85,246         1,400,000  SH
KEYCORP INC.                     CONVERTIBLE PFD  493267405      3,048            35,000  SH
LEGGETT & PLATT INC              COMMON           524660107     23,010         1,186,100  SH
LIFE POINT HOSPITALS SR SUB NTS  CONVERTIBLE DEB  53219LAG4      4,375         5,000,000  PRN
LINEAR TECHNOLOGY CORP           COMMON           535678106     21,574           780,800  SH
MCDONALD'S CORP                  COMMON           580135101     31,617           554,000  SH
MEDTRONIC INC                    COMMON           585055106     27,977           760,250  SH
MERIDIAN BIOSCIENCE              COMMON           589584101     20,508           820,000  SH
METLIFE                          COMMON           59156R108     30,091           790,406  SH
MICROCHIP TECHNOLOGY INC         COMMON           595017104     28,541         1,077,000  SH
MICROSOFT CORP                   COMMON           594918104     21,034           817,800  SH
NEW YORK COMMUNITY BANCORP       CONVERTIBLE PFD  64944P307      3,800            95,000  SH
NORAM ENERGY CORP CV DEB         CONVERTIBLE DEB  655419AC3      9,142         9,328,650  PRN
NORTHERN TRUST                   COMMON           665859104     37,484           644,500  SH
NUCOR CORP                       COMMON           670346105     19,244           409,357  SH
OMNICARE INC                     CONVERTIBLE DEB  681904AL2      5,488         7,150,000  PRN
PARTNERRE LTD                    COMMON           G6852T105      2,676            34,784  SH
PAYCHEX INC                      COMMON           704326107     14,563           501,300  SH
PEPSICO INC                      COMMON           713448108     72,768         1,240,500  SH
PFIZER INC                       COMMON           717081103     26,315         1,590,000  SH
PITNEY BOWES INC                 COMMON           724479100     18,215           733,000  SH
PPG INDUSTRIES INC               COMMON           693506107     14,436           248,007  SH
PRAXAIR INC                      COMMON           74005P104     30,803           377,072  SH
PROCTER & GAMBLE CORPORATION     COMMON           742718109    132,910         2,294,724  SH
REINSURANCE GROUP OF AMERICA     CONVERTIBLE PFD  759351307      6,485           109,400  SH
RPM INTERNATIONAL INC            COMMON           749685103     25,039         1,354,200  SH
SPECTRA ENERGY CORP              COMMON           847560109     26,044         1,375,094  SH
STAPLES INC                      COMMON           855030102     12,191           525,000  SH
SYSCO CORP                       COMMON           871829107     13,841           557,000  SH
THE STANLEY WORKS                COMMON           854616109      8,517           199,500  SH
VERIZON COMMUNICATIONS INC       COMMON           92343V104     19,978           660,000  SH
VORNADO REALTY TRUST             CONVERTIBLE DEB  929043AE7      9,023         9,290,000  PRN
WEST PHARMACEUTICAL              CONVERTIBLE DEB  955306AA3      4,375         5,200,000  PRN
WYETH                            COMMON           983024100    159,585         3,285,000  SH
                                                             1,713,318


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

                                    COLUMN 6     COLUMN 7  COLUMN 8
             ISSUER              INVESTMENT DIS  OTH MGRS    SOLE      SHARED   NONE
             ------              --------------  --------  --------  ---------  ----
3M COMPANY                       SHARED-OTHER          01        --    398,500    --
ABBOTT LABORATORIES              SHARED-OTHER          01        --  1,157,200    --
AGL RESOURCES                    SHARED-OTHER          01        --    740,300    --
ALLIANCEBERNSTEIN                SHARED-OTHER          01        --  2,048,600    --
ALLIED WASTE INDUSTRIES INC      SHARED-OTHER          01        --         --    --
ASPEN INSURANCE                  SHARED-OTHER          01        --         --    --
AT&T INC                         SHARED-OTHER          01        --    943,000    --
AUTOMATIC DATA PROCESSING        SHARED-OTHER          01        --    150,000    --
BAXTER INTL INC                  SHARED-OTHER          01        --    890,000    --
BEST BUY CO INC                  SHARED-OTHER          01        --    445,000    --
BLACKROCK INC                    SHARED-OTHER          01        --     70,800    --
BOSTON PROPERTIES INC            SHARED-OTHER          01        --         --    --
CHEVRON CORPORATION              SHARED-OTHER          01        --    988,400    --
CLOROX COMPANY                   SHARED-OTHER          01        --    322,792    --
COLGATE-PALMOLIVE CORP           SHARED-OTHER          01        --    100,000    --
CONOCOPHILLIPS                   SHARED-OTHER          01        --    350,000    --
DOVER CORP                       SHARED-OTHER          01        --    432,480    --
DUKE ENERGY CORP                 SHARED-OTHER          01        --  1,945,800    --
EMERSON ELECTRIC                 SHARED-OTHER          01        --    720,800    --
EQT CORPORATION                  SHARED-OTHER          01        --    600,000    --
EQUITY RESIDENTIAL               SHARED-OTHER          01        --         --    --
EXXON MOBIL CORPORATION          SHARED-OTHER          01        --  1,496,000    --
FERRO CORPORATION CV DEB         SHARED-OTHER          01        --         --    --
GENUINE PARTS CO                 SHARED-OTHER          01        --  1,147,000    --
HONEYWELL INT L INC              SHARED-OTHER          01        --    295,000    --
HUNTINGTON BANCSHARES INC        SHARED-OTHER          01        --         --    --
IBM CORP                         SHARED-OTHER          01        --    255,000    --
ILLINOIS TOOL WORKS              SHARED-OTHER          01        --    513,000    --
JOHNSON & JOHNSON                SHARED-OTHER          01        --  1,400,000    --
KEYCORP INC.                     SHARED-OTHER          01        --         --    --
LEGGETT & PLATT INC              SHARED-OTHER          01        --  1,186,100    --
LIFE POINT HOSPITALS SR SUB NTS  SHARED-OTHER          01        --         --    --
LINEAR TECHNOLOGY CORP           SHARED-OTHER          01        --    780,800    --
MCDONALD'S CORP                  SHARED-OTHER          01        --    554,000    --
MEDTRONIC INC                    SHARED-OTHER          01        --    760,250    --
MERIDIAN BIOSCIENCE              SHARED-OTHER          01        --    820,000    --
METLIFE                          SHARED-OTHER          01        --    790,406    --
MICROCHIP TECHNOLOGY INC         SHARED-OTHER          01        --  1,077,000    --
MICROSOFT CORP                   SHARED-OTHER          01        --    817,800    --
NEW YORK COMMUNITY BANCORP       SHARED-OTHER          01        --         --    --
NORAM ENERGY CORP CV DEB         SHARED-OTHER          01        --         --    --
NORTHERN TRUST                   SHARED-OTHER          01        --    644,500    --
NUCOR CORP                       SHARED-OTHER          01        --    409,357    --
OMNICARE INC                     SHARED-OTHER          01        --         --    --
PARTNERRE LTD                    SHARED-OTHER          01        --     34,784    --
PAYCHEX INC                      SHARED-OTHER          01        --    501,300    --
PEPSICO INC                      SHARED-OTHER          01        --  1,240,500    --
PFIZER INC                       SHARED-OTHER          01        --  1,590,000    --
PITNEY BOWES INC                 SHARED-OTHER          01        --    733,000    --
PPG INDUSTRIES INC               SHARED-OTHER          01        --    248,007    --
PRAXAIR INC                      SHARED-OTHER          01        --    377,072    --
PROCTER & GAMBLE CORPORATION     SHARED-OTHER          01        --  2,294,724    --
REINSURANCE GROUP OF AMERICA     SHARED-OTHER          01        --         --    --
RPM INTERNATIONAL INC            SHARED-OTHER          01        --  1,354,200    --
SPECTRA ENERGY CORP              SHARED-OTHER          01        --  1,375,094    --
STAPLES INC                      SHARED-OTHER          01        --    525,000    --
SYSCO CORP                       SHARED-OTHER          01        --    557,000    --
THE STANLEY WORKS                SHARED-OTHER          01        --    199,500    --
VERIZON COMMUNICATIONS INC       SHARED-OTHER          01        --    660,000    --
VORNADO REALTY TRUST             SHARED-OTHER          01        --         --    --
WEST PHARMACEUTICAL              SHARED-OTHER          01        --         --    --
WYETH                            SHARED-OTHER          01        --  3,285,000    --


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